CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Net loss	$ (52,084,317)	$ (983,181)
Adjustments to reconcile net loss to net cash used in operating activities:
Goodwill impairment charges	54,984,000
Loss on extinguishment	740,979
Shares issued as part of stock grants to vendors	98,000
Loss on issuance of financial instrument	1,618,234
Change in fair value of financial instruments	(6,285,706)	(92,448)
Amortization of discount on note payable	7,000	93,000
Amortization of right-of-use assets	17,209
Stock based compensation	381,084	0
Depreciation and amortization	651,761	395
Allowance for expected credit losses	342,634	95,815
Deferred tax asset and liabilities	(2,336,506)	(590,952)
Changes in operating assets and liabilities:
Accounts receivable	(203,904)	(286,602)
Due from related party	225,654
Prepaids and other current assets	(861,888)	57,168
Accounts payable and accrued liabilities	(161,975)	988,798
Operating lease liability	(76,823)
Deferred revenue	(119,413)	13,561
Income tax payable	63,855
Due to related party	(210,797)	181,010
Net cash used in operating activities	(2,815,248)	(523,436)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in Business Combination - iDoc	29,123
Purchase of fixed assets	(50,507)	(2,690)
Net cash used in investing activities	(21,384)	(2,690)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from reverse recapitalization with DHAC	1,323,362
Repayment on factoring payable	(150,616)
Repayment on Encompass Purchase Liability	(3,090)
Repayment on advances from related party	(47,800)
Payment on financing lease liability	(363,982)
Proceeds from loan payable, related party		120,000
Proceeds from share repurchase liability		135,000
Net cash provided by financing activities	5,045,235	455,000
NET CHANGE IN CASH AND CASH EQUIVALENTS	2,208,603	(71,126)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	118,734	230,664
CASH AND CASH EQUIVALENTS, END OF PERIOD	2,327,337	159,538
Supplemental disclosure of cash flow information
Cash paid for interest expense	6,738
Cash paid for income taxes	3,092
Non-cash investing and financing activities:
Net liabilities assumed in reverse merger	(18,704,806)
Shares issued to DHAC Sponsor group for debt conversion	1,268,000
Shares issued to A.G.P. Underwriter for debt conversion	4,370,000
Shares issued to VSee debt holders for debt conversion	1,310,710
Fair value of shares issued in iDoc acquisition	68,907,052
Shares issued to acquire non-controlling interest in TAD	325,279
Quantum Convertible Note
Adjustments to reconcile net loss to net cash used in operating activities:
Original issued discount and interest accrued on Quantum Convertible Note	395,671
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible debt	2,700,000
September 2024 Convertible Note [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible debt	2,000,000
Exchange Note
Non-cash investing and financing activities:
Shares issued as principal payment of notes	664,790
Additional Bridge Notes
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of notes payable	(13,889)
Non-cash investing and financing activities:
Shares issued as principal payment of notes	60,346
Extension Note
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of notes payable	(365,750)
Note Payable issued August 3, 2023
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of notes payable	$ (33,000)
DHAC
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable		$ 200,000